Subsequent Events (Details) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended
	Apr. 30, 2021 USD ($) ft² trading_day tranche $ / shares shares	Mar. 31, 2021 USD ($) tranche trading_day $ / shares shares	Jan. 31, 2021 USD ($) share	Jun. 30, 2021 ft²	May 31, 2021 USD ($)
Subsequent Event [Line Items]
Principal amount | $					$ 53.5
Share price (in usd per share) | $ / shares		$ 10.00
Number of shares eligible to be received | shares		23.8
Number of tranches | tranche		2
Earnout period, threshold trading days | trading_day		20
Earnout period, threshold consecutive trading days | trading_day		30
Cash available | $		$ 350.0
Minimum
Subsequent Event [Line Items]
Earnout period, stock price trigger (in usd per share) | $ / shares		$ 12.50
Maximum
Subsequent Event [Line Items]
Earnout period, stock price trigger (in usd per share) | $ / shares		$ 15.00
Tranche One
Subsequent Event [Line Items]
Number of shares eligible to be received | shares		11.9
Tranche Two
Subsequent Event [Line Items]
Number of shares eligible to be received | shares		11.9
Facility
Subsequent Event [Line Items]
Area of property intended to be leased | ft²				80,000
Subsequent Event
Subsequent Event [Line Items]
Share price (in usd per share) | $ / shares		$ 10.00
Pre-transaction equity value | $		$ 1,500.0
Number of shares eligible to be received | shares	24.1
Number of tranches | tranche	2
Earnout period, threshold trading days | trading_day	20
Earnout period, threshold consecutive trading days | trading_day	30
Cash available | $		$ 350.0
Subsequent Event | Minimum
Subsequent Event [Line Items]
Earnout period, stock price trigger (in usd per share) | $ / shares	$ 12.50
Subsequent Event | Maximum
Subsequent Event [Line Items]
Earnout period, stock price trigger (in usd per share) | $ / shares	$ 15.00
Subsequent Event | Tranche One
Subsequent Event [Line Items]
Number of shares eligible to be received | shares	12.0
Subsequent Event | Tranche Two
Subsequent Event [Line Items]
Number of shares eligible to be received | shares	12.0
Subsequent Event | Facility
Subsequent Event [Line Items]
Area of property intended to be leased | ft²	80,000
Subsequent Event | Series D Redeemable Convertible Preferred Stock
Subsequent Event [Line Items]
Number of shares the note is convertible into | share			6,756,757
Subsequent Event | Convertible Note
Subsequent Event [Line Items]
Principal amount | $			$ 5.0
Subsequent Event | Loan
Subsequent Event [Line Items]
Principal amount | $	$ 53.5